Additional Paid-In Capital (Schedule Of Compensation Options) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Additional Paid-In Capital [Abstract]
Compensation options, beginning balance		225,000	450,000
Compensation options, Exercised (in shares)	(225,000)		(225,000)
Compensation options expired		225,000
Compensation options, ending balance			225,000	450,000
Valuation, beginning of period		$ 294	$ 588
Compensation options valuation, Exercised			(294)
Copensation options valuation, expired		(294)
Valuation, end of period			$ 294	$ 588
Compensation options, Weighted average exercise price per share (in dollars per share)			$ 3.30	$ 3.30
Expiry date			Apr. 01, 2013	Apr. 01, 2013
Compensation options, Weighted average remaining life (yrs.)			3 months 18 days	1 year 3 months 18 days